S000097582 [Member] Expense Example - S000097582 [Member] - C000267032 [Member]	Dec. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 143